Property and equipment (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Beginning balance	₽ 1,893	₽ 2,346
Ending balance	1,417	1,893
Gross book value of fully depreciated assets	888	699
Gross carrying amount
Property and equipment
Beginning balance	3,874	3,775
Additions	360	523
Disposals	(603)	(423)
Foreign currency translation		(1)
Ending balance	3,631	3,874
Accumulated depreciation, amortisation and impairment
Property and equipment
Beginning balance	(1,981)	(1,429)
Depreciation charge (including discontinued operations)	(611)	(699)
Disposals	378	159
Impairment		(12)
Ending balance	(2,214)	(1,981)
Processing servers and engineering equipment
Property and equipment
Beginning balance	638	610
Ending balance	593	638
Processing servers and engineering equipment | Gross carrying amount
Property and equipment
Beginning balance	1,402	1,169
Transfer between groups	18	98
Additions	194	167
Disposals	(26)	(33)
Foreign currency translation		1
Ending balance	1,588	1,402
Processing servers and engineering equipment | Accumulated depreciation, amortisation and impairment
Property and equipment
Beginning balance	(764)	(559)
Depreciation charge (including discontinued operations)	(253)	(221)
Disposals	22	16
Ending balance	(995)	(764)
Computers and office equipment
Property and equipment
Beginning balance	117	191
Ending balance	96	117
Computers and office equipment | Gross carrying amount
Property and equipment
Beginning balance	322	330
Transfer between groups		4
Additions	67	61
Disposals	(32)	(73)
Ending balance	357	322
Computers and office equipment | Accumulated depreciation, amortisation and impairment
Property and equipment
Beginning balance	(205)	(139)
Depreciation charge (including discontinued operations)	(74)	(96)
Disposals	18	30
Ending balance	(261)	(205)
Other equipment
Property and equipment
Beginning balance	15	30
Ending balance	8	15
Other equipment | Gross carrying amount
Property and equipment
Beginning balance	44	53
Transfer between groups		(4)
Additions	4
Disposals	(13)	(5)
Ending balance	35	44
Other equipment | Accumulated depreciation, amortisation and impairment
Property and equipment
Beginning balance	(29)	(23)
Depreciation charge (including discontinued operations)	(5)	(8)
Disposals	7	2
Ending balance	(27)	(29)
Construction in progress (CIP) and Advances for equipment
Property and equipment
Beginning balance	23	108
Ending balance	49	23
Construction in progress (CIP) and Advances for equipment | Gross carrying amount
Property and equipment
Beginning balance	23	108
Transfer between groups	(18)	(101)
Additions	44	18
Foreign currency translation		(2)
Ending balance	49	23
Leasehold improvements
Property and equipment
Beginning balance	13	55
Ending balance	18	13
Leasehold improvements | Gross carrying amount
Property and equipment
Beginning balance	453	498
Transfer between groups		3
Additions	11	14
Disposals	(171)	(62)
Ending balance	293	453
Leasehold improvements | Accumulated depreciation, amortisation and impairment
Property and equipment
Beginning balance	(440)	(443)
Depreciation charge (including discontinued operations)	(6)	(46)
Disposals	171	61
Impairment		(12)
Ending balance	(275)	(440)
Right of use of leased assets
Property and equipment
Beginning balance	1,087	1,352
Ending balance	653	1,087
Right of use of leased assets | Gross carrying amount
Property and equipment
Beginning balance	1,630	1,617
Additions	40	263
Disposals	(361)	(250)
Ending balance	1,309	1,630
Right of use of leased assets | Accumulated depreciation, amortisation and impairment
Property and equipment
Beginning balance	(543)	(265)
Depreciation charge (including discontinued operations)	(273)	(328)
Disposals	160	50
Ending balance	₽ (656)	₽ (543)